ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
1
Absolute Funds
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.4%
$ 26,022 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(a)
3.74% 03/25/36 $ 19,304
11,443 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(a)
3.49  03/25/36 9,394
6,848 Banc of America Funding Corp., Series 2006-E 2A1
(a)
3.54  06/20/36 6,160
14,922 Banc of America Funding Corp., Series 2007-E 4A1
(a)
3.74  07/20/47 13,987
28,215 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 24,365
10,525 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 9,393
8,988 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 7,367
12,803 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(a)
3.97  09/25/47 9,456
28,196 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(a)
3.49  09/25/36 19,171
6,674 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(a)
3.23  04/25/37 5,446
14,492 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(a)
3.49  04/25/47 7,477
Total Asset Backed Obligations (Cost $106,973) 131,520
Shares Security Description Value
Investment Companies - 37.8%
689,143 Absolute Capital Opportunities Fund
(b)(c)
6,546,856
109,294 Absolute Convertible Arbitrage Fund
(b)
1,176,006
501,907 Absolute Flexible Fund
(b)
5,084,315
1,500 SPDR Gold Shares ETF
(c)
254,460
Total Investment Companies (Cost $13,266,939) 13,061,637
Exchange Traded Funds - 2.5%
26,763 Absolute Select Value ETF
(b)
744,721
2,000 ETFMG Prime Junior Silver Miners ETF  21,100
4,000 VanEck Gold Miners ETF/USA  114,640
Total Exchange Traded Funds (Cost $897,659) 880,461
Money Market Fund - 43.0%
14,878,436 First American Treasury Obligations Fund, Class X, 4.20%
(d)
(Cost $14,878,436) 14,878,436
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 1.5%
Call Options Purchased - 0.3%
400 Apple, Inc. $ 135.00 01/23 $ 5,400,000 25,200
1,000 SPDR S&P 500 ETF Trust 425.00 01/23 42,500,000 1,000
500 SPDR S&P 500 ETF Trust 415.00 02/23 20,750,000 91,000
Total Call Options Purchased (Premiums Paid $141,984) 117,200
Put Options Purchased - 1.2%
1,000 Apple, Inc. 110.00 01/23 12,993,000 41,000
1,500 Apple, Inc. 100.00 02/23 19,489,500 115,500
500 Apple, Inc. 95.00 04/23 6,496,500 71,250
1,000 Bank of America Corp. 25.00 01/23 3,312,000 3,000
1,000 Pfizer, Inc. 32.50 03/23 5,124,000 4,500
750 SPDR S&P 500 ETF Trust 350.00 01/23 28,682,250 71,250
750 SPDR S&P 500 ETF Trust 320.00 03/23 28,682,250 113,250
Total Put Options Purchased (Premiums Paid $627,185) 419,750
Total Purchased Options (Premiums Paid $769,169) 536,950
Investments, at value - 85.2% (Cost $29,919,176) $ 29,489,004
Other Assets & Liabilities, Net - 14.8% 5,105,813
Net Assets - 100.0% $ 34,594,817

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
2
Absolute Funds
At December 3 1 , 2022 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At December 31, 2022, the value of investments in affiliated companies was $13,551,898 representing 39.2% of net assets, and the total cost was $13,800,537. Net unrealized depreciation was $(248,639), the net change in unrealized depreciation was $(756,557) net realized gain was
$195,801, total capital gain distributions were $43,559 and investment income was $110,134.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31,
2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
ETF Exchange Traded Fund
(a) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2022.
(b) Affiliated Company.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(60) S&P 500 E-mini Future 03/17/23 $ (11,699,017) $ (11,583,000) $ 116,017
Exchange Traded Fund
Absolute
Select Value
ETF
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
12/31/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 9,763 22,000 (5,000) – 26,763
Cost $ 285,026 $ 638,220 $ (150,360) $ – $ 772,886 $ (10,193) $ – $ 8,417
Value 292,109 – – (35,248) 744,721
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
12/31/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 689,232 – (89) – 689,143
Cost $ 6,892,324 $ – $ (896) $ – $ 6,891,428 $ (896) $ – $ –
Value 6,954,355 – – (406,603) 6,546,856
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
12/31/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 568,483 2,491 (461,680) – 109,294
Cost $ 5,882,727 $ 26,985 $ (4,793,109) $ – $ 1,116,603 $ 206,890 $ 23,939 $ 14,701
Value 6,321,531 – – (379,401) 1,176,006
Absolute
Flexible Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation
Balance
12/31/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal – 501,907 – 501,907
Cost $ – $ 5,019,620 $ – $ 5,019,620 $ – $ 19,620 $ 87,016
Value $ – – – $ 64,695 5,084,315

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
3
Absolute Funds
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Asset Backed Obligations $ – $ 131,520 $ – $ 131,520
Investment Companies 13,061,637 – – 13,061,637
Exchange Traded Funds 880,461 – – 880,461
Money Market Fund – 14,878,436 – 14,878,436
Purchased Options 347,950 189,000 – 536,950
Investments at Value $ 14,290,048 $ 15,198,956 $ – $ 29,489,004
Other Financial Instruments*
Futures 116,017 – – 116,017
Total Other Financial Instruments* $ 116,017 $ – $ – $ 116,017